INTERIM CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
INTERIM CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS
Revenue	€ 1,340,000	€ 771,000	€ 2,404,000	€ 1,992,000
Cost of goods sold	(490,000)	(281,000)	(896,000)	(735,000)
Gross profit	850,000	490,000	1,508,000	1,257,000
Research and Development Expense	(10,059,000)	(7,472,000)	(19,048,000)	(14,671,000)
Selling, General and Administrative Expense	(10,672,000)	(6,383,000)	(23,063,000)	(12,355,000)
Other income	31,000	58,000	115,000	249,000
Operating loss for the period	(19,850,000)	(13,307,000)	(40,488,000)	(25,520,000)
Financial income	2,858,000	2,069,000	5,480,000	3,477,000
Financial expense	(3,337,000)	(1,445,000)	(7,579,000)	(2,436,000)
Loss for the period before taxes	(20,329,000)	(12,683,000)	(42,587,000)	(24,479,000)
Income taxes	(278,000)	(441,000)	(404,000)	(551,000)
Loss for the period	(20,607,000)	(13,124,000)	(42,991,000)	(25,030,000)
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	232,000	(82,000)	230,000	(22,000)
Total comprehensive loss for the year, net of tax	(20,375,000)	(13,206,000)	(42,761,000)	(25,052,000)
Loss attributable to equity holders	€ (20,375,000)	€ (13,206,000)	€ (42,761,000)	€ (25,052,000)
Basic Loss Per Share (in EUR)	€ (0.551)	€ (0.428)	€ (1.149)	€ (0.843)
Diluted Loss Per Share (in EUR)	€ (0.551)	€ (0.428)	€ (1.149)	€ (0.843)